Financial structure and financial costs - Loan repayment schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 41,340	$ 43,067	$ 44,464
Non-current financial assets	(679)	(908)	(1,219)
Non-current financial debt and related financial instruments	$ 40,661	$ 42,159	$ 43,245
Repayment (as a percent)	100.00%	100.00%	100.00%
Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 6,005	$ 4,572	$ 4,729
Non-current financial assets	(75)	(252)	(127)
Non-current financial debt and related financial instruments	$ 5,930	$ 4,320	$ 4,602
Repayment (as a percent)	15.00%	10.00%	11.00%
Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,119	$ 5,812	$ 4,803
Non-current financial assets	(2)	(110)	(383)
Non-current financial debt and related financial instruments	$ 5,117	$ 5,702	$ 4,420
Repayment (as a percent)	13.00%	14.00%	10.00%
Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 3,810	$ 4,956	$ 5,716
Non-current financial assets	(15)	(4)	(174)
Non-current financial debt and related financial instruments	$ 3,795	$ 4,952	$ 5,542
Repayment (as a percent)	9.00%	12.00%	13.00%
Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 5,026	$ 3,609	$ 4,965
Non-current financial assets	(67)	(31)
Non-current financial debt and related financial instruments	$ 4,959	$ 3,578	$ 4,965
Repayment (as a percent)	12.00%	8.00%	11.00%
More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 21,380	$ 24,118	$ 24,251
Non-current financial assets	(520)	(511)	(535)
Non-current financial debt and related financial instruments	$ 20,860	$ 23,607	$ 23,716
Repayment (as a percent)	51.00%	56.00%	55.00%
Hedging instruments of non-current financial debt
Loan repayment schedule (excluding current portion)
Non-current financial debt	$ 1,082	$ 3,651	$ 2,891
Non-current financial assets	(606)	(845)	(1,219)
Hedging instruments of non-current financial debt | Year 2
Loan repayment schedule (excluding current portion)
Non-current financial debt	164	249	213
Non-current financial assets	(68)	(235)	(127)
Hedging instruments of non-current financial debt | Year 3
Loan repayment schedule (excluding current portion)
Non-current financial debt	222	327	218
Non-current financial assets		(104)	(383)
Hedging instruments of non-current financial debt | Year 4
Loan repayment schedule (excluding current portion)
Non-current financial debt	96	564	124
Non-current financial assets			(174)
Hedging instruments of non-current financial debt | Year 5
Loan repayment schedule (excluding current portion)
Non-current financial debt	165	237	434
Non-current financial assets	(67)	(7)
Hedging instruments of non-current financial debt | More than 5 years
Loan repayment schedule (excluding current portion)
Non-current financial debt	435	2,274	1,902
Non-current financial assets	$ (471)	$ (499)	$ (535)